RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTIES:
Schedule of transactions with related parties
	For the period ended June 30
	2023	2022
Revenues from iDirect (*)	1,500	212
(*) After SPAC transaction iDirect is no longer a related party.
Schedule of outstanding balances with related parties

	June 30,	December 31,
	2023	2022
Assets
Contract assets (Jet Talk)	1,846	1,679
Jet Talk	82	157
Total Assets	1,928	1,836
Liabilities
Raysat Israel Ltd.	117	160
Ilan Gat Engineers Ltd	119	95
Management Bonus Accrued	100	100
Jet Talk	-	53
Total Liabilities	336	408